3 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]
3 -       Prepaid Expenses and Other Current Assets

The balance as of December 31, 2011, consists of an advance of $31,550 for new product development costs, and $14,750 of unamortized expenses for services to be provided previously paid from the issuance of the Company’s common stock.  The balance as of December 31, 2010 consisted of an advance of $195,966 to the Company’s packaging and distribution provider, and $25,000 for stock compensation to be earned.